Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Property Plant and Equipment, Net

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Freehold land	$6.1	$6.2
Buildings	39.3	44.5
Machinery and equipment	605.5	614.7
Computer hardware	0.6	0.5
Right-of-use assets	3.4	1.6
Property under construction	118.8	32.4

	$773.7	$699.9

Summary of Changes in Cost of Property Plant and Equipment
The

following table presents the changes to the cost of the Company’s property, plant and equipment for the years ended March 31, 2022 and March 31, 2021:

Cost	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of-use assets	Property under construction	Total

Balance at March 31, 2020	$6.9	$73.9	$804.7	$1.2	$2.2	$83.6	$972.5
Additions	—	—	3.8	—	—	67.9	71.7
Transfers	—	0.4	107.2	0.1	—	(107.7)	0.0
Disposals	—	—	(0.2)	—	—	(1.7)	(1.9)
Foreign exchange	(0.8)	(7.8)	(87.4)	(0.1)	(0.3)	(9.6)	(105.9)

Balance at March 31, 2021	$6.1	$66.5	$828.1	$1.2	$1.9	$32.6	$936.4
Additions	—	—	3.3	—	—	164.6	167.9
Transfers	—	0.2	74.7	0.2	2.0	(77.1)	—
Disposals	—	(0.3)	(0.3)	—	—	—	(0.6)
Foreign exchange	—	(0.5)	(5.5)	—	0.1	(1.3)	(7.2)

Balance at March 31, 2022	$6.1	$65.9	$900.3	$1.4	$4.0	$118.8	$1,096.5

Summary of Changes to Accumulated Amortization of Property Plant and Equipment
The

following table presents the changes to accumulated amortization on the Company’s property, plant and equipment for the years ended March 31, 2022 and March 31, 2021:

Accumulated Amortization:	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of-use assets	Property under construction	Total

Balance at March 31, 2020	$—	$18.9	$153.5	$0.4	$0.2	$—	$173.0
Amortization expense	—	5.4	80.2	0.2	0.2	—	86.0
Foreign exchange	—	(2.4)	(20.2)	—	—	—	(22.6)

Balance at March 31, 2021	$—	$21.9	$213.5	$0.6	$0.4	$—	$236.5
Amortization expense	—	4.7	82.6	0.2	0.2	—	87.7
Disposals	—	—	0.3	—	—	—	0.3
Foreign exchange	—	—	(1.6)	—	—	—	(1.7)

Balance at March 31, 2022	$—	$26.6	$294.8	$0.8	$0.6	$—	$322.8